Goodwill (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill
2Q16	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	603	1,523	2,258	3,172	1,011	12	8,579
Foreign currency translation impact	6	17	19	6	9	0	57
Balance at end of period	609	1,540	2,277	3,178	1,020	12	8,636
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	609	1,540	1,505	459	632	0	4,745
6M16	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,573	2,294	3,183	1,027	12	8,699
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	(5)	(28)	(16)	(5)	(7)	0	(61)
Other	(1)	(5)	(1)	0	0	0	(7)
Balance at end of period	609	1,540	2,277	3,178	1,020	12	8,636
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	609	1,540	1,505	459	632	0	4,745